The table below provides the Company's borrowings and financing subject to variable interest rates: (Details) - BRL (R$) R$ in Thousands		Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Borrowings		R$ 14,904,899	R$ 14,185,384
Certificado De Deposito Interbancario [Member]
IfrsStatementLineItems [Line Items]
Borrowings	[1]	7,612,299	7,836,988
Interest Benchmark Rates [Member]
IfrsStatementLineItems [Line Items]
Borrowings	[2]	1,638,079	1,619,416
Indice Nacional De Precos Ao Consumidor Amplos [Member]
IfrsStatementLineItems [Line Items]
Borrowings	[3]	3,019,459	2,176,547
Taxa De Juros A Longo Prazos [Member]
IfrsStatementLineItems [Line Items]
Borrowings	[4]	1,478,740	1,517,657
London Interbank Offered Rates [Member]
IfrsStatementLineItems [Line Items]
Borrowings	[5]	912,626	870,337
Interest And Charge [Member]
IfrsStatementLineItems [Line Items]
Borrowings		R$ 243,696	R$ 164,439

[1]	CDI – (Certificado de Depósito Interbancário), an interbank deposit certificate
[2]	TR – Interest Benchmark Rate
[3]	IPCA – (Índice Nacional de Preços ao Consumidor Amplo), a consumer price index
[4]	TJLP – (Taxa de Juros a Longo Prazo), a long-term interest rate index
[5]	LIBOR – London Interbank Offered Rate